Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000268188
Shareholder Report [Line Items]
Fund Name	KKM Financial - Mango Growth ETF
Class Name	KKM Financial - Mango Growth ETF
Trading Symbol	GARY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the KKM Financial - Mango Growth ETF (the "Fund") for the period from December 19, 2025 (commencement of operations) to April 30, 2026. You can find additional information about the Fund at https://mangogrowthetf.com/#performance. You can also request this information by contacting us at 312.448.7230.
Additional Information Phone Number	312.448.7230
Additional Information Website	https://mangogrowthetf.com/#performance
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KKM Financial - Mango Growth ETF	$30	0.75%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.75%
AssetsNet	$ 253,173,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 635,090
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$253,173	38	$635,090	50%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Fund	0.8%
Common Stock	83.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Advanced Micro Devices	7.2%
NVIDIA	5.0%
ASML Holding, Cl G	4.8%
Applied Materials	4.7%
Lam Research	4.1%
KLA	4.0%
Microsoft	3.8%
Taiwan Semiconductor Manufacturing ADR	3.5%
Palantir Technologies, Cl A	3.4%
ServiceNow	2.8%

Updated Prospectus Phone Number	312.448.7230
Updated Prospectus Web Address	https://mangogrowthetf.com/#performance